Fees and Expenses - Guinness Atkinson Global Innovators Fund	Jul. 24, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold ETF shares of the Guinness Atkinson Global Innovators Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. The expenses shown under Annual Operating Expenses are based on estimated amounts for the current fiscal year. The Fund’s ETF Shares have no operating history; actual operating expenses could be different.

Other Expenses, New Fund, Based on Estimates [Text]	The Fund’s ETF Class Shares are new, so the “other expenses” are estimated based on actual expenses incurred by the Fund’s mutual fund shares.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	ETF Class Shares
Management Fees:	0.79%
Distribution (12b-1) Fees:	None
Other Expenses:(1)	0.00%
Total Annual Fund Operating Expense:(2)	0.79%

[1] The Fund’s ETF Class Shares are new, so the “other expenses” are estimated based on actual expenses incurred by the Fund’s mutual fund shares.

[2] The Adviser receives an annual management fee of 79 basis points, which is composed of an investment advisory fee and a fee for other services. The Fund’s “other expenses” are composed of Acquired Fund Fees and Expenses (if any), fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s ETF Class Shares operating expenses remain the same.

This Example does not include brokerage commissions or other fees payable to financial intermediaries that you may pay to buy and sell ETF Class Shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.67% of the average value of its portfolio.

Portfolio Turnover, Rate	15.67%